Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Infrastructure	Total Payments
Total	$ 10,391,000,000	$ 1,264,000,000	$ 132,600,000	$ 15,386,700,000	$ 516,700,000	$ 100,000	$ 27,691,300,000
ALGERIA
Total	30,400,000						30,400,000
ALGERIA | Sonatrach [Member]
Total	21,300,000						21,300,000
ALGERIA | Treasury and Accounting Management (of the State's Financial Operations) [Member]
Total	9,200,000						9,200,000
ANGOLA
Total	2,100,000						2,100,000
ANGOLA | Ministry of Finance [Member]
Total	2,100,000						2,100,000
ARGENTINA
Total	100,000						100,000
ARGENTINA | Administracion Federal de Ingresos Publicos [Member]
Total	100,000						100,000
AUSTRALIA
Total	582,800,000	119,000,000	11,700,000				713,600,000
AUSTRALIA | Australian Taxation Office [Member]
Total	582,800,000		8,600,000				591,400,000
AUSTRALIA | Department of Mines, Industry Regulation and Safety [Member]
Total		119,000,000	2,200,000				121,300,000
AUSTRALIA | Department of Finance [Member]
Total			900,000				900,000
AZERBAIJAN
Total	883,500,000		2,100,000	12,645,600,000	450,000,000		13,981,200,000
AZERBAIJAN | Azerbaijan (ACG) Ltd. (SOCAR subsidiary) [Member]
Total				1,067,300,000			1,067,300,000
AZERBAIJAN | Azerbaijan (Shah Deniz) Ltd. (SOCAR subsidiary) [Member]
Total				431,300,000			431,300,000
AZERBAIJAN | Ministry of Taxes [Member]
Total	883,500,000						883,500,000
AZERBAIJAN | SGC Upstream LLC [Member]
Total				1,395,100,000			1,395,100,000
AZERBAIJAN | State Oil Company of Azerbaijan Republic (SOCAR) [Member]
Total				184,700,000			184,700,000
AZERBAIJAN | State Oil Fund of Azerbaijan (SOFAZ) [Member]
Total			2,100,000	9,567,100,000	450,000,000		10,019,300,000
BRAZIL
Total	(2,500,000)		1,200,000		1,700,000		400,000
BRAZIL | Agencia Nacional do Petroleo, Gas Natural e Biocombustíveis (ANP) [Member]
Total			900,000		1,700,000		2,600,000
BRAZIL | Petrobras [Member]
Total			300,000				300,000
BRAZIL | Secretaria da Receita Federal [Member]
Total	(2,500,000)						(2,500,000)
CANADA
Total			1,400,000				1,400,000
CANADA | Canada Newfoundland and Labrador Offshore Petroleum Board [Member]
Total			500,000				500,000
CANADA | Government of The Province of Alberta [Member]
Total			500,000				500,000
CANADA | Natural Resources Canada [Member]
Total			400,000				400,000
EGYPT
Total	389,200,000		2,700,000		12,700,000		404,600,000
EGYPT | Egyptian General Petroleum [Member]
Total			2,700,000		12,700,000		15,400,000
EGYPT | Egyptian Tax Authority [Member]
Total	389,200,000						389,200,000
INDIA
Total				16,000,000			16,000,000
INDIA | Ministry of Petroleum and Natural Gas [Member]
Total				16,000,000			16,000,000
INDONESIA
Total	280,900,000		100,000	410,600,000			691,600,000
INDONESIA | Ministry of Finance [Member]
Total	280,900,000			410,600,000			691,500,000
INDONESIA | SKKMIGAS [Member]
Total			100,000				100,000
IRAQ
Total	53,700,000						53,700,000
IRAQ | General Commission for Taxes [Member]
Total	53,700,000						53,700,000
ISRAEL
Total					1,700,000		1,700,000
ISRAEL | Ministry of Energy and Infrastructure [Member]
Total					1,700,000		1,700,000
MAURITANIA
Total			1,300,000			100,000	1,500,000
MAURITANIA | Ministry of Petroleum, Energy and Mines [Member]
Total			1,000,000			$ 100,000	1,100,000
MAURITANIA | Société Mauritanienne des Hydrocarbures [Member]
Total			400,000				400,000
MEXICO
Total	200,000		77,700,000				77,900,000
MEXICO | Fondo Mexicano del Petróleo [Member]
Total			77,700,000				77,700,000
MEXICO | Sistema de administración Tributaria [Member]
Total	200,000						200,000
OMAN
Total	911,900,000		1,800,000	2,314,500,000			3,228,300,000
OMAN | Makarim Gas Development [Member]
Total				564,100,000			564,100,000
OMAN | Ministry of Energy and Minerals [Member]
Total			400,000	$ 1,750,500,000			1,750,900,000
OMAN | Ministry of Labour [Member]
Total			1,400,000				1,400,000
OMAN | Oman Tax Authority [Member]
Total	911,900,000						911,900,000
SENEGAL
Total			700,000				700,000
SENEGAL | Société des pétroles du Sénégal [Member]
Total			700,000				700,000
TRINIDAD AND TOBAGO
Total	419,200,000		3,800,000				423,000,000
TRINIDAD AND TOBAGO | Board of Inland Revenue [Member]
Total	183,200,000						183,200,000
TRINIDAD AND TOBAGO | Ministry of Energy and Energy Industries [Member]
Total	236,000,000		3,800,000				239,800,000
UNITED ARAB EMIRATES
Total	4,913,300,000		6,000,000				4,919,200,000
UNITED ARAB EMIRATES | Abu Dhabi National Oil Company [Member]
Total			6,000,000				6,000,000
UNITED ARAB EMIRATES | Department of Finance Abu Dhabi [Member]
Total	4,913,300,000						4,913,300,000
UNITED KINGDOM
Total	1,822,100,000		8,000,000				1,830,100,000
UNITED KINGDOM | HM Revenue and Customs [Member]
Total	1,822,100,000						1,822,100,000
UNITED KINGDOM | Oil and Gas Authority [Member]
Total			7,700,000				7,700,000
UNITED KINGDOM | The Crown Estate [Member]
Total			300,000				300,000
UNITED STATES
Total	104,100,000	1,145,000,000	14,100,000		50,600,000		1,313,800,000
UNITED STATES | Office of Natural Revenue [Member]
Total		1,000,000					1,000,000
UNITED STATES | Office of Natural Revenue/Department Interior [Member]
Total		1,031,100,000	12,600,000		$ 50,600,000		1,094,300,000
UNITED STATES | State of Alaska [Member]
Total	(67,600,000)						(67,600,000)
UNITED STATES | State of California [Member]
Total		100,000					100,000
UNITED STATES | State of Colorado [Member]
Total	200,000						200,000
UNITED STATES | State of Delaware [Member]
Total		1,900,000					1,900,000
UNITED STATES | State of Louisiana [Member]
Total	49,500,000	8,000,000	200,000				57,700,000
UNITED STATES | State of Texas [Member]
Total	120,600,000	$ 102,900,000	$ 1,300,000				224,800,000
UNITED STATES | State of West Virginia [Member]
Total	$ 1,300,000						$ 1,300,000